Financial Instruments and Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets	$ 0	$ 1,538
Current liabilities	(100,104)	(72,703)
Non current liabilities	(102,346)	(159,376)
Total	(202,450)	(230,541)
Interest Rate Swap [Member]
Current Assets	0	0
Current liabilities	(100,104)	(71,640)
Non current liabilities	(102,346)	(159,376)
Total	(202,450)	(231,016)
Forward Freight Agreements [Member]
Current Assets	0	0
Current liabilities	0	(1,063)
Non current liabilities	0	0
Total	0	(1,063)
Foreign Currency Forward Contracts [Member]
Current Assets	0	1,538
Current liabilities	0	0
Non current liabilities	0	0
Total	$ 0	$ 1,538